Income and social contribution taxes (Details 2) R$ in Thousands	Jun. 30, 2018 BRL (R$)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	R$ 65,608
Later Than One Year And Not Later Than Two Years [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	20,721
Later than two years and not later than three years [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	1,973
Later than three years and not later than four years [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	1,935
Later than four years and not later than five years [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	2,370
Later than five years and not later than ten years [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	R$ 38,609